Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Net Loss Attributable to Common Stockholders
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders (1)	$(71,704)	$(10,521)
Denominator:
Weighted-average common shares used in computed net loss per share attributable to common stockholders basic and diluted	63,216,912	21,956,848
Net loss per share attributable to common stockholders basic and diluted	$(1.13)	$(0.48)
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(1)For the year ended December 31, 2021 and December 31, 2020, the Company did not allocate its net loss to participating redeemable convertible preferred stock as those shares are not obligated to share in the losses of the Company. As of December 31, 2021, the Company no longer has participating redeemable convertible preferred stock.